Leases - Schedule of lessee, operating lease, liability, maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 8,650
2022	6,026
2023	4,930
2024	4,276
2025	4,331
2026 and thereafter	18,331
Total remaining lease payments	46,544
Less imputed interest	(9,259)
Total operating lease liabilities:	37,285
Current operating lease liability	8,591	$ 6,498
Non-current operating lease liability	$ 28,694	$ 34,469